Premises and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 361,216	$ 330,681
Less accumulated depreciation and amortization	(84,969)	(73,138)
Premises and equipment, net	276,247	257,543
Future minimum payments due, current	5,272,281
Future minimum payments due, two years	3,992,307
Future minimum payments due, three years	3,279,576
Future minimum payments due, four years	2,608,795
Future minimum payments due, five years	2,245,791
Future minimum payments due, thereafter	8,941,391
Rental expense	6,600	6,600	$ 4,680
Land
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	113,347	113,353
Buildings
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	147,757	143,627
Leasehold improvements
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	10,193	8,547
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 89,919	$ 65,154
Minimum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	25 years	25 years
Minimum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	7 years	7 years
Minimum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years	2 years
Maximum | Buildings
Property, Plant and Equipment [Line Items]
Estimated useful life	40 years	40 years
Maximum | Leasehold improvements
Property, Plant and Equipment [Line Items]
Estimated useful life	15 years	15 years
Maximum | Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years	10 years